Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
November 30, 2022
SS1-NPRT1-0123
1.9863242.107
Nonconvertible Bonds - 73.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 1.7% 3/25/26	3,100,000	2,794,244
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,527,000	2,391,934
1.162% 4/3/26 (b)	5,299,000	4,706,734
Verizon Communications, Inc. 2.625% 8/15/26	1,460,000	1,358,798
		11,251,710
Media - 0.7%
Discovery Communications LLC 4.9% 3/11/26	1,460,000	1,419,004
Magallanes, Inc. 3.788% 3/15/25 (b)	3,100,000	2,962,213
		4,381,217
Wireless Telecommunication Services - 1.2%
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	1,170,000	1,048,298
2.25% 2/15/26	1,600,000	1,455,634
3.5% 4/15/25	4,500,000	4,356,926
		6,860,858
TOTAL COMMUNICATION SERVICES		22,493,785
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 3.7%
American Honda Finance Corp. 1% 9/10/25	3,100,000	2,806,724
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	3,100,000	2,998,045
Daimler Finance North America LLC 5.5% 11/27/24 (b)	1,460,000	1,470,101
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,414,000	1,337,634
1.25% 1/8/26	4,954,000	4,341,653
5.25% 3/1/26	3,100,000	3,071,150
Volkswagen Group of America Finance LLC 0.875% 11/22/23 (b)	6,000,000	5,742,562
		21,767,869
Multiline Retail - 0.3%
Dollar General Corp. 4.25% 9/20/24	1,370,000	1,349,649
Specialty Retail - 0.6%
AutoNation, Inc. 4.5% 10/1/25	1,460,000	1,423,566
AutoZone, Inc. 3.625% 4/15/25	1,460,000	1,419,842
Lowe's Companies, Inc. 4.4% 9/8/25	716,000	710,914
		3,554,322
TOTAL CONSUMER DISCRETIONARY		26,671,840
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,124,000	1,114,053
0.8% 2/10/24 (b)	1,376,000	1,305,452
		2,419,505
Food Products - 1.4%
Conagra Brands, Inc. 0.5% 8/11/23	4,070,000	3,938,850
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,394,649
		8,333,499
Tobacco - 2.7%
BAT Capital Corp. 3.222% 8/15/24	350,000	337,556
BAT International Finance PLC 1.668% 3/25/26	6,600,000	5,850,430
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,257,000	5,013,703
Philip Morris International, Inc.:
2.75% 2/25/26	1,460,000	1,374,001
5.125% 11/15/24	3,000,000	2,999,138
		15,574,828
TOTAL CONSUMER STAPLES		26,327,832
ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,381,000	4,088,993
Enbridge, Inc.:
2.15% 2/16/24	559,000	539,040
2.5% 2/14/25	584,000	552,588
Energy Transfer LP:
3.6% 2/1/23	8,291,000	8,264,698
4.2% 9/15/23	1,668,000	1,655,818
EQT Corp. 5.678% 10/1/25	1,129,000	1,125,907
Equinor ASA 1.75% 1/22/26	909,000	833,730
MPLX LP:
1.75% 3/1/26	5,000,000	4,463,085
4.5% 7/15/23	990,000	984,034
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,014,080
Phillips 66 Co.:
1.3% 2/15/26	1,750,000	1,571,331
3.85% 4/9/25	3,100,000	3,031,400
Pioneer Natural Resources Co. 0.55% 5/15/23	4,724,000	4,630,964
The Williams Companies, Inc. 4% 9/15/25	1,460,000	1,423,423
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	1,756,000	1,752,488
		36,931,579
FINANCIALS - 37.6%
Banks - 23.0%
Bank of America Corp.:
0.976% 4/22/25 (c)	10,000,000	9,341,106
1.843% 2/4/25 (c)	5,500,000	5,252,478
Barclays PLC:
1.007% 12/10/24 (c)	3,245,000	3,068,597
3.932% 5/7/25 (c)	10,000,000	9,645,997
4.338% 5/16/24 (c)	10,000,000	9,908,293
Citigroup, Inc. 4.4% 6/10/25	326,000	320,612
Danske Bank A/S 3.875% 9/12/23 (b)	3,793,000	3,737,277
HSBC Holdings PLC:
0.976% 5/24/25 (c)	6,000,000	5,519,374
1.645% 4/18/26 (c)	4,469,000	4,015,751
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	5,000,000	4,985,403
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	9,763,000	9,079,497
2.083% 4/22/26 (c)	5,000,000	4,645,068
3.22% 3/1/25 (c)	5,000,000	4,867,998
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	4,010,000	3,913,292
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	6,000,000	5,768,053
0.953% 7/19/25 (c)	5,000,000	4,637,063
2.193% 2/25/25	6,000,000	5,634,856
Mizuho Financial Group, Inc. 0.849% 9/8/24 (c)	2,945,000	2,829,191
National Bank of Canada 0.55% 11/15/24 (c)	2,428,000	2,316,148
NatWest Group PLC:
2.359% 5/22/24 (c)	3,422,000	3,356,455
3.875% 9/12/23	5,847,000	5,776,497
NatWest Markets PLC 0.8% 8/12/24 (b)	3,125,000	2,883,616
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	4,731,000	4,590,525
Societe Generale:
2.625% 10/16/24 (b)	908,000	855,320
3.875% 3/28/24 (b)	3,557,000	3,474,170
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	5,000,000	4,558,329
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,000,000	4,909,605
2.164% 2/11/26 (c)	5,000,000	4,661,570
		134,552,141
Capital Markets - 5.9%
Credit Suisse AG 0.495% 2/2/24	5,000,000	4,567,040
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,760,000	1,646,145
1.447% 4/1/25 (c)	4,153,000	3,831,304
2.222% 9/18/24 (c)	9,466,000	9,081,698
Morgan Stanley 0.79% 5/30/25 (c)	11,000,000	10,192,427
UBS Group AG 1.008% 7/30/24 (b)(c)	5,345,000	5,180,580
		34,499,194
Consumer Finance - 6.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,012,000	2,771,539
1.75% 1/30/26	4,184,000	3,691,387
4.125% 7/3/23	2,112,000	2,093,022
4.875% 1/16/24	1,464,000	1,443,299
Ally Financial, Inc.:
1.45% 10/2/23	789,000	761,917
5.125% 9/30/24	4,280,000	4,246,196
Capital One Financial Corp. 1.343% 12/6/24 (c)	2,500,000	2,385,284
Hyundai Capital America 1% 9/17/24 (b)	5,519,000	5,068,591
John Deere Capital Corp. 3.4% 9/11/25	3,100,000	3,022,771
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,220,317
4.375% 3/19/24	5,198,000	5,105,071
Toyota Motor Credit Corp. 5.4% 11/10/25	3,000,000	3,050,613
		38,860,007
Diversified Financial Services - 1.7%
Athene Global Funding:
0.95% 1/8/24 (b)	5,259,000	4,985,953
1% 4/16/24 (b)	5,000,000	4,676,242
		9,662,195
Insurance - 0.4%
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	2,318,000	2,060,410
TOTAL FINANCIALS		219,633,947
HEALTH CARE - 2.3%
Biotechnology - 0.8%
AbbVie, Inc.:
3.2% 5/14/26	1,460,000	1,387,841
3.6% 5/14/25	3,100,000	3,015,359
		4,403,200
Health Care Providers & Services - 0.5%
Cigna Corp. 1.25% 3/15/26	1,750,000	1,567,051
CVS Health Corp. 3% 8/15/26	1,460,000	1,372,436
		2,939,487
Pharmaceuticals - 1.0%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,250,000	6,060,990
TOTAL HEALTH CARE		13,403,677
INDUSTRIALS - 5.5%
Aerospace & Defense - 2.0%
The Boeing Co.:
1.167% 2/4/23	4,219,000	4,187,165
1.95% 2/1/24	5,000,000	4,810,494
4.875% 5/1/25	3,000,000	2,972,173
		11,969,832
Airlines - 0.8%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,544,712
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	1,750,000	1,650,777
Commercial Services & Supplies - 0.9%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,440,454
Machinery - 0.8%
Caterpillar Financial Services Corp. 3.65% 8/12/25	3,100,000	3,035,563
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	1,475,000	1,371,104
		4,406,667
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	1,984,245
0.8% 8/18/24	2,623,000	2,412,574
		4,396,819
TOTAL INDUSTRIALS		32,409,261
INFORMATION TECHNOLOGY - 4.9%
Electronic Equipment & Components - 0.8%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	3,149,000	3,150,844
6.02% 6/15/26	1,600,000	1,634,008
		4,784,852
IT Services - 1.2%
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,011,523
4.25% 6/9/23	6,026,000	5,985,402
		6,996,925
Semiconductors & Semiconductor Equipment - 0.7%
Microchip Technology, Inc. 0.983% 9/1/24	3,079,000	2,846,852
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	1,460,000	1,389,073
		4,235,925
Software - 2.2%
Oracle Corp. 5.8% 11/10/25	3,000,000	3,072,896
VMware, Inc.:
0.6% 8/15/23	5,987,000	5,797,621
1% 8/15/24	3,937,000	3,665,851
		12,536,368
TOTAL INFORMATION TECHNOLOGY		28,554,070
MATERIALS - 0.9%
Chemicals - 0.9%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	1,500,000	1,490,829
6.05% 3/15/25	1,460,000	1,452,667
Nutrien Ltd. 5.9% 11/7/24	782,000	791,032
Westlake Corp. 3.6% 8/15/26	1,460,000	1,371,622
		5,106,150
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,713,297
Crown Castle International Corp. 1.35% 7/15/25	444,000	404,062
		2,117,359
UTILITIES - 3.1%
Electric Utilities - 1.0%
FirstEnergy Corp.:
1.6% 1/15/26	476,000	420,863
2.05% 3/1/25	2,724,000	2,513,477
Southern Co. 0.6% 2/26/24	2,247,000	2,125,202
Tampa Electric Co. 3.875% 7/12/24	881,000	860,623
		5,920,165
Gas Utilities - 0.3%
ONE Gas, Inc. 0.85% 3/11/23	1,560,000	1,556,559
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,620,268
Multi-Utilities - 1.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (c)(d)	4,294,000	4,232,377
DTE Energy Co. 4.22% 11/1/24	1,600,000	1,575,401
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,761,056
WEC Energy Group, Inc. 5% 9/27/25	570,000	572,419
		8,141,253
TOTAL UTILITIES		18,238,245
TOTAL NONCONVERTIBLE BONDS (Cost $453,154,575)		431,887,745

U.S. Treasury Obligations - 5.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 7/31/25	18,000,000	16,254,837
0.75% 8/31/26 (e)	17,561,500	15,596,807
4.5% 11/15/25	2,250,000	2,275,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,886,551)		34,126,957

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.9%
4.5% 3/1/39 to 9/1/49	4,145,819	4,121,550
5.5% 11/1/34	1,030,267	1,056,500
7.5% 11/1/31	217	230
TOTAL FANNIE MAE		5,178,280
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	9,550	9,962
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	118,294	122,731
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,693,096)		5,310,973

Asset-Backed Securities - 11.6%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/27	947,000	950,703
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	1,170,000	1,173,820
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	4,908,903	4,710,229
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(d)	6,035,468	5,935,949
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	1,450,000	1,417,941
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 4.5436% 7/25/34 (c)(d)	107,970	100,997
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	2,373,000	2,315,233
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,163,509	2,084,703
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	5,850,000	5,722,710
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	2,541,550	2,469,019
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,164,918	1,122,764
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	258,000	251,141
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	2,239,000	2,166,158
Marlette Funding Trust Series 2021-2A Class A, 0.51% 9/15/31 (b)	201,424	200,844
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,976,513	1,936,857
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(d)	6,160,000	6,000,746
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (c)(d)	135,282	131,782
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,401,130	2,969,324
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	988,000	965,898
Santander Retail Auto Lease Trust Series 2021-A Class A3, 0.51% 7/22/24 (b)	3,228,000	3,131,936
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(d)	6,386,000	6,278,051
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(d)	115,132	108,593
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	18,696	18,597
Series 2021-2 Class A, 0.91% 6/20/31 (b)	777,396	760,769
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,494,334	1,450,121
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	822,798	785,409
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,456,833	3,122,017
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,394,636	4,064,169
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(d)	5,671,140	5,574,884
TOTAL ASSET-BACKED SECURITIES (Cost $70,408,235)		67,921,364

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.0%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,928,190	1,763,590
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	823,579	782,426
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	908,509	872,246
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,164,325	1,096,635
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	1,783,488	1,617,336
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	1,244	1,122
TOTAL PRIVATE SPONSOR		6,133,355
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 4.3161% 5/25/45 (c)(d)	494,820	490,296
sequential payer Series 2001-40 Class Z, 6% 8/25/31	41,598	41,958
Series 2016-27:
Class HK, 3% 1/25/41	517,573	489,270
Class KG, 3% 1/25/40	237,748	224,790
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 4.3661% 7/25/46 (c)(d)	558,551	555,956
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	274,684	272,821
TOTAL U.S. GOVERNMENT AGENCY		2,075,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,767,419)		8,208,446

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,389,057
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(d)	3,055,000	2,875,426
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	330,000	328,553
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,873,546	4,309,793
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,247,856	2,797,935
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	1,128,000	1,095,372
Citigroup Commercial Mortgage Trust sequential payer Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,024,496
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,246,108	2,171,247
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 4.625% 7/15/32 (b)(c)(d)	1,279,000	1,196,881
GS Mortgage Securities Trust:
sequential payer Series 2014-GC18 Class AAB, 3.648% 1/10/47	11,302	11,170
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	4,380,572	4,290,976
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	1,465,107	1,461,334
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(d)	1,930,387	1,872,834
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,050,045
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(d)	852,405	851,206
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C14 Class ASB, 2.977% 6/15/46	95,311	94,862
Series 2013-C16 Class ASB, 3.963% 9/15/46	161,049	159,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,322,619)		29,980,687

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $4,450,392)	4,449,502	4,450,392

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $609,682,887)	581,886,564
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,606,817
NET ASSETS - 100.0%	584,493,381

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	175	Mar 2023	35,937,891	91,258	91,258
CBOT 5-Year U.S. Treasury Note Contracts (United States)	148	Mar 2023	16,068,406	96,828	96,828

TOTAL FUTURES CONTRACTS					188,086
The notional amount of futures purchased as a percentage of Net Assets is 8.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,057,499 or 27.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $480,496.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	123,298	58,336,867	54,009,773	34,396	-	-	4,450,392	0.0%
Total	123,298	58,336,867	54,009,773	34,396	-	-	4,450,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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